UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                    June 30, 1999
                                                                ----------------

Check here if Amendment  [  ] ;  Amendment Number:_________
       This Amendment  (Check only one.):   [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
Address:              P.O. Box 1810
                      8 sound Shore Drive, Suite 180
                      Greenwich, CT  06836

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
Title:                Vice President
Phone:                (203) 629-1980

Signature, Place, and Date of Signing:

   /s/Shanna Sullivan                Greenwich, CT               July 26, 1999
 -----------------------           -----------------           -----------------
      (Signature)                    (City, State)                  (Date)

Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                            -----------

Form 13F Information Table Entry Total:                         48
                                                            -----------

Form 13F Information Table Value Total:                     $4,076,366
                                                            -----------
                                                            (thousands)


List of Other Included Managers:

                                      NONE


                                    Form 13F
                Reporting Manager: Sound Shore Management, Inc.,
              8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                            6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                Item 2         Item 3            Item 4        Item 5            Item 6            Item 7
           Name of Issuer            Title          Cusip           Mkt. Value      Shares     Investment Discretion     Mgrs.
                                      of            Number            x $1000                  Sole    Shared   Other
                                     Class                                                     (A)      (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation                     COMMON        001957109          108,053      1,936,000    X
Allstate Corporation                 COMMON        020002101          127,446      3,552,500    X
Ambac Financial Group, Inc.          COMMON        023139108           87,618      1,533,800    X
American Standard Cos., Inc.         COMMON        029712106          127,435      2,654,900    X
AutoNation, Inc.                     COMMON        05329W102          139,048      7,806,200    X
Azurix Corporation                   COMMON        05501M104            4,000        200,000    X
BCE, Inc.                            COMMON        05534B109              395          8,000    X
BMC Software                         COMMON        055921100          139,487      2,583,100    X
Bank One Corporation                 COMMON        06423A103          150,158      2,521,013    X
Borg-Warner Automotive, Inc.         COMMON        099724106           69,097      1,256,300    X
Brunswick Corporation                COMMON        117043109           65,679      2,356,200    X
CenturyTel, Inc.                     COMMON        156700106           61,521      1,547,700    X
Cincinnati Bell Inc.                 COMMON        171870108              973         39,000    X
CitiGroup, Inc.                      COMMON        172967101            6,094        128,291    X
Citizen's Utilities Co.              COMMON        177342201          124,864     11,223,700    X
Crompton & Knowles Corp.             COMMON        227111101           89,892      4,551,500    X
Dana Corporation                     COMMON        235811106              514         11,151    X
Delta Air, Inc.                      COMMON        247361108          114,195      1,981,700    X
Eaton Corporation                    COMMON        278058102            1,104         12,000    X
Engelhard Corporation                COMMON        292845104           67,305      2,974,800    X
Enron Corp.                          COMMON        293561106          124,195      1,519,200    X
Fannie Mae                           COMMON        313586109          168,782      2,473,000    X
Ford Motor Company                   COMMON        345370100          113,891      2,018,000    X
Hasbro Inc.                          COMMON        418056107          125,226      4,482,350    X
Intl. Business Machines              COMMON        459200101          157,536      1,218,848    X
International Game Technology        COMMON        459902102              185         10,000    X
Kaufman & Broad Home Corp.           COMMON        486168107           96,236      3,868,800    X
Kimberly-Clark Company               COMMON        494368103          131,716      2,310,800    X
Loews Corporation                    COMMON        540424108          120,373      1,521,300    X
MBIA Inc.                            COMMON        55262C100          109,855      1,696,600    X
Magna International Inc.             COMMON        559222401          126,030      2,220,800    X
Mallinckrodt Inc.                    COMMON        561232109          153,950      4,232,300    X
Merck & Co., Inc.                    COMMON        589331107            1,060         14,400    X
MidAmerican Energy Holding           COMMON        59562V107          162,308      4,687,600    X
Minnesota Mining & Mfg.              COMMON        604059105           88,355      1,016,300    X
Parametric Technology Corp.          COMMON        699173100          116,600      8,403,600    X
Philip Morris Co.s, Inc.             COMMON        718154107            1,531         38,100    X
Polaris Industries, Inc.             COMMON        731068102           41,964        964,700    X
Presidential Life Corporation        COMMON        740884101              196         10,000    X
Republic New York Corp.              COMMON        760719104              419          6,150    X
Sterling Commerce Inc.               COMMON        859205106           89,703      2,440,900    X
TJX Companies, Inc.                  COMMON        872540109              999         30,000    X
Telephone & Data Systems, Inc.       COMMON        879433100           69,081        944,700    X
Texas Instruments, Inc.              COMMON        882508104          145,282      1,008,900    X
Texas Utilities Company              COMMON        882848104          132,372      3,194,500    X
Tricon Global Restaurants            COMMON        895953107           98,259      1,815,400    X
UST, Inc.                            COMMON        902911106          126,873      4,328,300    X
Weatherford International            COMMON        947074100           88,512      2,416,700    X


[Table Continued]

-------------------------------------
                Item 8
           Voting Authority
  Sole           Shared        None
   (A)             (B)          (C)
-------------------------------------
  1,794,500       44,500      97,000
  3,234,500       76,500     241,500
  1,378,000       33,000     122,800
  2,406,400       70,500     178,000
  7,064,200      174,000     568,000
    200,000            0           0
          0            0       8,000
  2,349,600       59,000     174,500
  2,292,748       49,500     178,765
  1,137,700       41,100      77,500
  2,095,900       89,500     170,800
  1,498,200            0      49,500
     39,000            0           0
     29,250            0      99,041
 10,054,200      248,500     921,000
  4,116,000      106,000     329,500
          0            0      11,151
  1,796,100       42,000     143,600
     12,000            0           0
  2,641,800       70,000     263,000
  1,391,200       33,500      94,500
  2,214,800       52,000     206,200
  1,844,500       45,000     128,500
  4,063,850      101,000     317,500
  1,093,400       26,000      99,448
          0            0      10,000
  3,450,300       98,000     320,500
  2,095,300       54,000     161,500
  1,385,100       35,000     101,200
  1,561,600       29,000     106,000
  2,012,800       53,500     154,500
  3,843,300       90,000     299,000
          0            0      14,400
  4,261,100      108,500     318,000
    916,800       22,000      77,500
  7,643,600      199,000     561,000
          0            0      38,100
    908,500            0      56,200
          0            0      10,000
          0            0       6,150
  2,223,400       67,500     150,000
          0            0      30,000
    845,200       23,500      76,000
    926,100       23,500      59,300
  2,926,000       75,500     193,000
  1,631,900       33,000     150,500
  3,935,800       97,500     295,000
  2,177,700       57,500     181,500




   Totals:                                48                        4,076,366